Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	CureVac N.V.
Document Period End Date	Mar. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001809122
Amendment Flag	false